STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7%
Advertising - 1.0%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	685,000	[c]	718,678
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	415,000	[c]	432,017
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	270,000	[c]	288,689
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	210,000	[c]	225,021
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	606,000	[c]	655,874
					2,320,279
Aerospace & Defense - .5%
Bombardier, Sr. Unscd. Notes		6.00	2/15/2028	162,000	[c]	162,721
TransDigm, Gtd. Notes		4.88	5/1/2029	286,000		287,660
TransDigm, Gtd. Notes		5.50	11/15/2027	70,000		72,224
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	750,000	[c]	792,176
					1,314,781
Airlines - .3%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	252,000	[c]	311,244
American Airlines Group, Gtd. Notes		3.75	3/1/2025	271,000	[c]	253,682
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	250,000	[c]	258,333
					823,259
Automobiles & Components - 1.1%
Clarios Global, Gtd. Notes		8.50	5/15/2027	375,000	[c]	397,982
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	980,000	[c]	1,021,488
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	175,000		205,943
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	390,000		477,307
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	459,611
					2,562,331
Building Materials - .6%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	235,000	[c]	251,506
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	745,000	[c]	742,322
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	285,000	[c]	335,829
PGT Innovations, Gtd. Notes		4.38	10/1/2029	96,000	[c]	96,645
					1,426,302
Chemicals - 2.8%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	344,000	[c]	336,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Chemicals - 2.8% (continued)
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	453,807
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	890,000	[c]	955,209
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	745,000	[c]	812,583
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	311,000	[c,d]	314,880
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	450,000	[c,e]	498,236
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	77,000	[c,d]	78,733
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	621,000	[c]	618,451
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	380,000	[c]	371,034
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	261,000	[c]	256,704
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	200,000	[c]	205,500
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	475,000	[c]	485,217
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	310,000	[c]	313,937
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	96,000	[c]	97,096
Venator Finance, Gtd. Notes		5.75	7/15/2025	600,000	[c]	576,624
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	225,000	[c]	246,197
					6,620,951
Collateralized Loan Obligations Debt - 48.2%
Adagio VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	4/15/2032	3,000,000	[c,e]	3,328,166
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		7.51	1/15/2033	3,000,000	[c,e]	3,001,848
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79%	EUR	5.79	7/27/2031	2,150,000	[c,e]	2,384,707
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55%	EUR	6.55	10/21/2032	1,500,000	[c,e]	1,708,372
Birch Grove 2 CLO, Ser. 2021-2A, Cl. E, 3 Month LIBOR +6.95%		7.06	10/19/2034	1,250,000	[c,e]	1,212,194
Birch Grove CLO, Ser. 2021-3A, Cl. E, 1 Month LIBOR +6.98%		6.98	1/19/2035	2,000,000	[c,e]	1,966,530
Blackrock European VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75%	EUR	5.75	7/20/2032	2,000,000	[c,e]	2,237,121
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		7.95	8/20/2032	2,250,000	[c,e]	2,266,121
Cairn VI CLO, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25%	EUR	8.25	7/25/2029	2,700,000	[c,e]	3,061,530
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12%	EUR	6.12	3/15/2032	4,200,000	[c,e]	4,670,662
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70%	EUR	5.70	11/17/2031	2,034,000	[c,e]	2,232,760

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Collateralized Loan Obligations Debt - 48.2% (continued)
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03%	EUR	8.03	1/16/2033	1,000,000	[c,e]	1,066,573
Contego VII CLO, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76%	EUR	8.76	5/14/2032	3,500,000	[c,e]	3,955,510
Crown Point 8 CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		7.26	10/20/2034	3,000,000	[c,e]	2,905,836
CVC Cordatus Loan Fund XIV CLO, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90%	EUR	5.90	5/22/2032	3,000,000	[c,e]	3,388,439
CVC Cordatus Loan Fund XVIII CLO, Ser. 18A, Cl. FR, 3 Month EURIBOR +8.85%	EUR	8.85	7/29/2034	2,000,000	[c,e]	2,208,061
Dryden 66 Euro CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41%	EUR	5.41	1/18/2032	2,000,000	[c,e]	2,213,000
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. ER, 3 Month EURIBOR +6.37%	EUR	6.37	10/18/2034	1,900,000	[c,e]	2,112,580
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		7.81	8/15/2032	2,500,000	[c,e]	2,464,410
Fidelity Grand Harbour CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.22%	EUR	6.22	10/15/2034	1,000,000	[c,e]	1,114,158
Fidelity Grand Harbour CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +9.15%	EUR	9.15	10/15/2034	1,000,000	[c,e]	1,110,791
GoldenTree Loan Management EUR 4 CLO, Ser. 4A, Cl. ER, 3 Month EURIBOR +6.07%	EUR	6.07	7/20/2034	1,500,000	[c,e]	1,666,614
Greywolf II CLO, Ser. 2013-1A, Cl. DRR, 3 Month LIBOR +7.05%		7.17	4/15/2034	2,000,000	[c,e]	1,958,526
ICG Euro CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.46%	EUR	6.46	10/15/2034	1,000,000	[c,e]	1,106,499
KKR 24 CLO, Ser. 24, CI. E, 3 Month LIBOR +6.38%		6.51	4/20/2032	2,690,000	[c,e]	2,649,128
KKR 27 CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		7.02	10/15/2032	3,000,000	[c,e]	3,001,431
MidOcean Credit X CLO, Ser. 2019-10A, Cl. ER, 3 Month LIBOR +7.16%		7.28	10/23/2034	4,000,000	[c,e]	3,838,292
Northwoods Capital 20 CLO, Ser. 2019-20A, Cl. ER, 3 Month LIBOR +7.85%		7.97	1/25/2032	2,437,500	[c,e]	2,399,168
Northwoods Capital 25 CLO, Ser. 2021-25A, CI. E, 3 Month LIBOR +7.14%		7.26	7/20/2034	3,000,000	[c,e]	2,860,068
Northwoods Capital 27 CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		7.16	10/17/2034	1,150,000	[c,e]	1,125,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Collateralized Loan Obligations Debt - 48.2% (continued)
Ocean Trails VI CLO, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		7.57	7/15/2028	1,500,000	[c,e]	1,501,585
Octagon Investment Partners 20-R CLO, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		6.95	5/12/2031	4,000,000	[c,e]	3,933,904
Purple Finance 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40%	EUR	6.40	4/20/2032	2,600,000	[c,e]	2,828,352
Purple Finance 2 CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84%	EUR	8.84	4/20/2032	2,300,000	[c,e]	2,533,507
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	1/20/2033	2,000,000	[c,e]	2,239,484
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, 3 Month LIBOR +6.47%		6.59	7/15/2034	4,750,000	[c,e]	4,605,139
Toro European 2 CLO, Ser. 2A, Cl. ERR, 3 Month EURIBOR +6.47%	EUR	6.47	7/25/2034	1,000,000	[c,e]	1,117,850
Toro European 3 CLO, Ser. 3A, Cl. ERR, 3 Month EURIBOR +6.30%	EUR	6.30	7/15/2034	2,000,000	[c,e]	2,218,183
Toro European 6 CLO, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49%	EUR	6.49	1/12/2032	1,385,000	[c,e]	1,570,449
Toro European 6 CLO, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49%	EUR	8.49	1/12/2032	2,745,000	[c,e]	3,051,597
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.17	7/20/2032	2,100,000	[c,e]	2,041,607
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.07	11/26/2032	1,750,000	[c,e]	1,702,563
Trimaran CAVU CLO, Ser. 2021-2A, CI. E, 3 Month LIBOR +7.20%		7.33	10/25/2034	2,000,000	[c,e]	1,959,406
Trimaran CAVU CLO, Ser. 2021-3A, Cl. E, 3 Month LIBOR +7.37%		7.47	1/18/2035	2,000,000	[c,e]	1,970,000
Trinitas XI CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		7.39	7/15/2034	2,000,000	[c,e]	1,945,298
Venture 39 CLO, Ser. 2021-39A, Cl. E, 3 Month LIBOR +7.63%		7.75	4/15/2033	2,350,000	[c,e]	2,309,227
Venture 41 CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		7.84	1/20/2034	2,000,000	[c,e]	1,968,630
Wellfleet CLO, Ser. 2021-3A, Cl. E, 3 Month LIBOR +7.1%		7.21	1/15/2035	1,000,000	[c,e]	989,633
Wellfleet X CLO, Ser. 2019-XA, Cl. DR, 3 Month LIBOR +6.61%		6.74	7/20/2032	4,000,000	[c,e]	3,939,716
					115,640,476
Collateralized Loan Obligations Equity - 5.1%
Blackrock European VIII CLO, Ser. 8A, Cl. SUB	EUR	6.77	7/20/2032	1,425,000	[c,f]	1,194,090
BlueMountain Fuji III CLO, Ser. 3A, CI. SUB	EUR	14.34	1/15/2031	3,000,000	[c,f]	2,314,691
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		29.40	1/20/2029	5,000,000	[c,f]	2,241,545

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Collateralized Loan Obligations Equity - 5.1% (continued)
Providus II CLO, Ser. 2A, Cl. SUB	EUR	13.19	7/15/2031	1,000,000	[c,f]	742,097
Wind River CLO, Ser. 2016-1A, CI. SUB		15.69	1/15/2029	11,350,000	[c,f]	5,657,124
					12,149,547
Commercial & Professional Services - 2.8%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	640,000	[c]	626,502
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	130,000	[c]	149,645
APX Group, Gtd. Notes		5.75	7/15/2029	512,000	[c]	505,042
APX Group, Sr. Scd. Notes		6.75	2/15/2027	294,000	[c]	309,022
HealthEquity, Gtd. Notes		4.50	10/1/2029	421,000	[c]	417,316
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	600,000		808,090
La Financiere Atalian SASU, Gtd. Bonds	EUR	4.00	5/15/2024	330,000	[c]	370,465
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	359,000	[c]	372,297
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	548,244
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	911,000	[c]	858,426
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	220,000	[c]	224,950
The Hertz, Gtd. Notes		4.63	12/1/2026	292,000	[c]	294,215
The Hertz, Gtd. Notes		5.00	12/1/2029	70,000	[c]	70,186
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	100,000	[c]	115,808
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	770,086
WW International, Sr. Scd. Notes		4.50	4/15/2029	190,000	[c]	182,155
					6,622,449
Consumer Discretionary - 4.2%
Allen Media, Gtd. Notes		10.50	2/15/2028	935,000	[c]	976,813
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	317,000	[c]	313,518
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	460,456
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,010,000	[c]	1,198,647
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	315,000	[c]	321,850
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	465,000	[c]	515,520
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	365,000	[c]	438,356
Carnival, Gtd. Notes		6.00	5/1/2029	216,000	[c]	215,347
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	240,000	[c]	240,360
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	540,000	[c]	566,760
Cinemark USA, Gtd. Notes		5.88	3/15/2026	330,000	[c]	334,538
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	330,000	[c]	444,699
Everi Holdings, Gtd. Notes		5.00	7/15/2029	465,000	[c]	470,415
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	344,905
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	252,000	[c]	348,198
NCL, Gtd. Notes		5.88	3/15/2026	185,000	[c]	184,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Consumer Discretionary - 4.2% (continued)
NCL Finance, Gtd. Notes		6.13	3/15/2028	168,000	[c]	165,761
Ritchie Bros Holdings, Gtd. Notes		4.75	12/15/2031	35,000	[c]	36,599
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	191,000		179,318
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	230,000	[c]	234,122
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	495,000	[c]	501,574
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	260,000	[c]	303,411
Scientific Games International, Gtd. Notes		7.25	11/15/2029	237,000	[c]	264,647
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	595,383
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	486,000	[c]	552,274
					10,207,893
Diversified Financials - 2.8%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	360,000	[c]	377,752
Compass Group Diversified Holdings, Sr. Unscd. Notes		5.00	1/15/2032	113,000	[c]	115,995
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	330,000	[c]	463,980
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25%	EUR	4.25	1/15/2028	350,000	[c,e]	405,847
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	875,000	[c]	913,386
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	641,655
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	500,000	[c]	591,721
Icahn Enterprises, Gtd. Notes		4.38	2/1/2029	390,000		380,841
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		662,181
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	790,000	[c]	806,993
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	235,000	[c]	245,057
Navient, Sr. Unscd. Notes		5.50	3/15/2029	453,000		452,590
PennyMac Financial Services, Gtd. Notes		5.38	10/15/2025	288,000	[c]	296,245
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	322,000	[c]	325,672
					6,679,915
Energy - 4.7%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	320,000	[c]	336,029
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	545,000	[c]	565,301

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Energy - 4.7% (continued)
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	200,000	[c]	220,609
Antero Resources, Gtd. Notes	5.38	3/1/2030	160,000	[c]	171,310
Antero Resources, Gtd. Notes	7.63	2/1/2029	274,000	[c]	304,574
Antero Resources, Gtd. Notes	8.38	7/15/2026	97,000	[c]	110,564
Apache, Sr. Unscd. Notes	5.10	9/1/2040	306,000		346,263
Archrock Partners, Gtd. Notes	6.25	4/1/2028	779,000	[c]	813,385
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	991,680
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	185,000	[c]	196,292
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	191,000	[c]	195,011
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	240,000	[c]	247,541
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	25,000	[c]	25,494
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	715,000	[c]	743,707
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	285,000	[c]	296,121
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	185,000	[c]	189,379
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	330,000	[c]	352,275
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	170,000		185,966
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	229,858
Genesis Energy, Gtd. Notes	6.25	5/15/2026	250,000		244,010
Genesis Energy, Gtd. Notes	6.50	10/1/2025	188,000		185,846
Genesis Energy, Gtd. Notes	8.00	1/15/2027	220,000		226,970
Matador Resources, Gtd. Notes	5.88	9/15/2026	80,000		82,508
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	200,000		243,336
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	210,000		268,170
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	430,000		566,327
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	740,000		999,281
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	425,000	[c]	438,458
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	429,000		454,275
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	110,000		118,056
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	155,000		173,233
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	732,000		773,944
				11,295,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Environmental Control - .4%
Covanta Holding, Gtd. Notes		4.88	12/1/2029	143,000	[c]	145,362
Harsco, Gtd. Notes		5.75	7/31/2027	500,000	[c]	509,875
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	164,000	[c]	191,522
					846,759
Food Products - .2%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	465,000	[c]	498,608
Food Service - .1%
TKC Holdings, Sr. Scd. Notes		6.88	5/15/2028	320,000	[c]	327,542
Forest Products & Paper - .5%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	595,000	[c]	587,687
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	11/30/2024	537,931	[e]	614,201
					1,201,888
Health Care - 3.3%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	685,000	[c]	587,244
Bausch Health, Gtd. Notes		5.25	1/30/2030	115,000	[c]	101,378
Bausch Health, Gtd. Notes		6.25	2/15/2029	55,000	[c]	52,353
Bausch Health, Gtd. Notes		7.25	5/30/2029	660,000	[c]	654,327
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	158,000	[c]	161,446
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	660,000	[c]	669,187
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	240,000	[c]	274,265
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	480,000	[c]	644,831
Community Health Systems, Scd. Notes		6.13	4/1/2030	480,000	[c]	475,601
Community Health Systems, Scd. Notes		6.88	4/15/2029	405,000	[c]	413,213
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	230,000	[c]	232,385
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	226,000	[c]	239,458
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	207,000	[c]	211,527
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	615,000	[c]	624,668
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	330,000	[c]	374,407
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	245,000		277,969
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	590,000	[c]	617,420
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	381,000	[c]	410,135
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	210,000	[c]	221,763
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	325,000	[c]	344,882

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Health Care - 3.3% (continued)
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	316,088
					7,904,547
Industrial - 1.6%
Gates Global, Gtd. Notes		6.25	1/15/2026	705,000	[c]	728,685
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	595,000	[c,d]	625,440
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	315,000		355,490
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	430,000		490,218
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,224,328
VM Consolidated, Gtd. Notes		5.50	4/15/2029	398,000	[c]	400,555
					3,824,716
Information Technology - .2%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	180,000	[c]	215,363
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	300,000	[e]	343,075
					558,438
Insurance - .7%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	470,000	[c]	475,506
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	160,000	[c]	155,868
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	985,000	[c]	1,022,923
					1,654,297
Internet Software & Services - .8%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	857,000	[c]	798,214
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	165,000	[c]	193,007
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	221,000	[c]	219,011
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	695,000	[c]	682,212
					1,892,444
Materials - 2.2%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	320,000	[c,d]	374,932
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	610,000	[c,d]	628,934
Graham Packaging, Gtd. Notes		7.13	8/15/2028	490,000	[c]	507,885
LABL, Sr. Scd. Notes		5.88	11/1/2028	247,000	[c]	255,028
LABL, Sr. Scd. Notes		6.75	7/15/2026	143,000	[c]	147,525
LABL, Sr. Unscd. Notes		8.25	11/1/2029	817,000	[c]	823,066
LABL, Sr. Unscd. Notes		10.50	7/15/2027	74,000	[c]	77,682
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	222,000	[c]	230,699
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,664,000	[c]	1,670,074
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	480,000	[c]	544,854
					5,260,679
Media - 2.4%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	490,000	[c]	485,842
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	1,054,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Media - 2.4% (continued)
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	710,000	[c]	708,733
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	169,000	[c]	171,985
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	169,000	[c]	171,007
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	808,000	[c]	812,888
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	713,000	[c]	725,652
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	460,000	[c]	446,846
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	178,287	[c,d]	207,918
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	328,580	[c,d]	383,188
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	270,000	[c]	286,818
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	380,000	[c]	388,214
					5,843,290
Metals & Mining - .4%
Arconic, Scd. Notes		6.13	2/15/2028	235,000	[c]	250,482
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	400,000	[c]	400,460
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	353,000	[c]	374,837
					1,025,779
Real Estate - 1.0%
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	672,000	[c]	749,331
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,050,000	[c]	1,062,983
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	240,000	[c]	245,765
XHR, Sr. Scd. Notes		4.88	6/1/2029	300,000	[c]	305,763
					2,363,842
Retailing - 2.8%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	100,000	[c]	102,042
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	190,000		193,375
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,005,000	[c,d]	993,443
Foundation Building Materials, Gtd. Notes		6.00	3/1/2029	120,000	[c]	118,069
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	260,000	[c]	257,442
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	505,000		499,453
Park River Holdings, Gtd. Notes		5.63	2/1/2029	219,000	[c]	209,453
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	463,000	[c]	454,247
Shiba Bidco, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	408,571
Staples, Sr. Scd. Notes		7.50	4/15/2026	560,000	[c]	576,128
Staples, Sr. Unscd. Notes		10.75	4/15/2027	740,000	[c]	698,220
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	290,000	[c]	290,608
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	380,000	[c]	374,948

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.7% (continued)
Retailing - 2.8% (continued)
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	635,037
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	495,000	[c]	516,740
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	428,000	[c,d]	439,751
					6,767,527
Technology Hardware & Equipment - .3%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	650,000	[c]	771,962
Telecommunication Services - 1.7%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	532,000	[c]	524,927
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	200,928
CommScope, Gtd. Notes		7.13	7/1/2028	550,000	[c]	541,153
CommScope, Gtd. Notes		8.25	3/1/2027	305,000	[c]	313,821
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	1,036,811
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	520,000		583,253
Intrado, Gtd. Notes		8.50	10/15/2025	347,000	[c]	342,156
WP/AP Telecom Holdings III, Sr. Unscd. Notes	EUR	5.50	1/15/2030	220,000	[c]	255,185
Zayo Group Holdings, Sr. Unscd. Notes		6.13	3/1/2028	140,000	[c]	138,114
Zoncolan Bidco, Sr. Scd. Bonds	EUR	4.88	10/21/2028	228,000	[c]	261,687
					4,198,035
Utilities - 1.0%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	650,000	[c]	651,004
Energia Group Ni Financeco, Sr. Scd. Notes	GBP	4.75	9/15/2024	630,000	[c]	855,273
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		515,879
Pike, Gtd. Notes		5.50	9/1/2028	415,000	[c]	416,536
					2,438,692
Total Bonds and Notes (cost $217,018,041)				225,043,001

Floating Rate Loan Interests - 45.7%
Advertising - .9%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.00	12/4/2024	354,905	[e]	354,114
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 3 Month Term SOFR +6.15%		6.65	12/10/2029	38,647	[e]	38,841
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%		5.25	10/28/2027	423,638	[e]	424,644
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.63	8/21/2026	393,738	[e]	388,858

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Advertising - .9% (continued)
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	254,433	[e]	253,798
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	105,451	[e]	105,584
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	569,179	[e]	569,534
					2,135,373
Airlines - .2%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	399,327	[e]	414,479
Building Materials - ..9%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	10/31/2026	1,000,000	[e]	1,137,936
LSF10 XL Bidco, Facility Term Loan B-4, 3 Month EURIBOR +4.00%	EUR	4.00	4/9/2028	1,000,000	[e]	1,141,466
					2,279,402
Chemicals - 3.0%
Aruba Investment Holding, Euro Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	11/24/2027	992,500	[e]	1,130,430
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.75%		4.50	11/24/2027	119,718	[e]	120,018
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	125,853	[e]	143,306
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2023	1,686,023	[e]	1,679,523
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	278,720	[e]	277,645
ColourOZ Investment 2, Second Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2022	2,142,511	[e]	2,144,654
Flexsys, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	340,000	[e]	341,700
Flint Group GmbH, First Lien Term Loan B-8, 3 Month LIBOR +4.25%		5.25	9/21/2023	490,494	[e]	488,604
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	310,666	[e]	310,860
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.87	10/16/2025	395,893	[e]	396,635

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Chemicals - 3.0% (continued)
Sparta US HoldCo, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	8/2/2028	194,864	[e]	195,351
					7,228,726
Commercial & Professional Services - 6.2%
Adtalem Global Education, Term Loan B, 3 Month LIBOR +4.50%		5.25	8/12/2028	653,000	[e]	655,517
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	1,000,000	[e]	1,142,240
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	153,027	[e]	153,314
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% and 3 Month PRIME +2.50%		4.88	7/9/2028	267,996	[e]	267,940
AVSC Holding, Term Loan B-1, 6 Month LIBOR +3.50%		4.50	3/1/2025	220,662	[e]	203,781
Axiom Global, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	10/1/2026	4,900,000	[e]	4,851,625
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	1,136,809
Cast & Crew Payroll, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.60	2/7/2026	67,447	[e]	67,525
CIBT Global, First Lien Term Loan, 3 Month LIBOR +1.00%		4.25	6/1/2024	1,000,000	[e]	816,000
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	197,917	[e]	198,443
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.50	7/19/2028	207,935	[e]	206,479
Infinitas Learning Finco, Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	9/30/2028	1,000,000	[e]	1,143,748
PECF USS Intermediate Holding, Initial Term Loan, 3 Month LIBOR +4.25%		4.75	12/17/2028	107,080	[e]	107,329
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	1,012,855
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.25	12/15/2028	173,982	[e]	173,184
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	332,938	[e]	332,834
RLG Holdings, First Lien Delayed Draw Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	78,460	[e]	78,436

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Commercial & Professional Services - 6.2% (continued)
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	187,823	[e]	180,123
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.25%		3.75	6/30/2028	168,876	[e]	169,240
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.75%		4.25	6/30/2028	31,987	[e]	32,056
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.10	8/27/2025	488,726	[e]	489,214
WP/AP Holdings, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	11/18/2028	1,000,000	[e]	1,140,282
WW International, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	4/13/2028	213,570	[e]	211,801
					14,770,775
Consumer Discretionary - 5.2%
Allen Media, 2021 Incremental Term Loan, 3 Month LIBOR +5.50%		5.50	2/10/2027	45,587	[e]	45,627
Allen Media, Delayed Draw Term Loan B, 1 Month LIBOR +5.50%		5.50	2/10/2027	41,446	[e]	41,482
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.63	2/10/2027	278,568	[e]	278,811
AP Gaming I, First Lien Incremental Term Loan B, 1 Month LIBOR +3.50%		4.50	2/15/2024	168,261	[e]	167,577
AP Gaming I, Term Loan B-1, 1 Month LIBOR +13.00%		14.00	2/15/2024	29,927	[e]	30,675
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.60	7/20/2025	272,550	[e]	273,095
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	3,198,119	[e,g]	3,641,058
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.35	12/12/2025	404,874	[e]	405,329
Freshworld Holding IV GmbH, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	3.25	10/2/2026	1,000,000	[e]	1,134,851
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	261,969	[e]	262,870
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	2,000,000	[e]	2,133,390
Stage Entertainment, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	3.25	5/2/2026	1,000,000	[e]	1,084,990
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	755,900	[e]	757,318
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.10	1/25/2024	138,286	[e]	126,863

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Consumer Discretionary - 5.2% (continued)
Vacalians Holding, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	11/30/2025	1,000,000	[e]	1,113,242
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	674,325	[e]	662,946
William Morris Endeavor, New Term Loan B-1, 1 Month LIBOR +2.75%		2.85	5/18/2025	256,540	[e]	251,633
					12,411,757
Consumer Staples - .2%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.25	12/22/2026	570,880	[e]	555,629
Diversified Financials - .1%
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		4.16	2/18/2027	275,800	[e]	276,283
Electronic Components - .5%
IDEMIA Identity & Security France, Term Loan B-3, 3 Month EURIBOR +4.50%	EUR	4.50	1/10/2026	1,000,000	[e]	1,144,819
Energy - .8%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	230,321	[e]	230,141
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.10	5/29/2025	295,336	[e]	288,291
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.35	7/18/2025	200,522	[e]	193,985
Lucid Energy Group II, First Lien Term Loan, 3 Month LIBOR +4.25%		5.00	11/22/2028	186,340	[e]	184,383
Traverse Midstream Partners, Advance Term Loan, 3 Month SOFR +4.25%		5.25	9/27/2024	643,449	[e]	641,844
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	342,653	[e]	334,729
					1,873,373
Environmental Control - .4%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		6.50	11/12/2026	256,634	[e]	257,517
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	158,483	[e]	157,691
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		4.97	8/12/2028	629,374	[e]	630,947
					1,046,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Food Products - 1.7%
CJ Foods, Term Loan, 3 Month LIBOR +6.00%		7.00	3/5/2027	2,462,406	[e]	2,456,250
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	6/8/2028	380,517	[e]	380,953
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/1/2028	1,000,000	[e]	1,142,644
					3,979,847
Food Service - .1%
TKC Holdings, Term Loan, 1 Month LIBOR +5.50%		6.50	5/14/2028	208,150	[e]	208,670
Forest Products & Paper - .1%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	2/4/2028	334,829	[e]	335,666
Health Care - 7.5%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	302,864	[e]	288,478
Auris Luxembourg III, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	4.00	2/21/2026	1,000,000	[e]	1,137,880
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.85	2/21/2026	352,639	[e]	350,546
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	1,000,000	[e,h]	995,000
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	995,000	[e]	990,025
Cerebro Bidco GmbH, Facility Term Loan B-1, 3 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	633,857	[e]	725,424
Cerebro BidCo GmbH, Facility Term Loan B-2, 3 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	366,143	[e]	419,036
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	154,402	[e]	155,121
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	4.69	4/15/2028	1,500,000	[e]	2,018,590
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	342,702	[e]	344,030
Global Medical Response, 2017-2 New Term Loan, 6 Month LIBOR +4.25%		5.25	3/14/2025	105,066	[e]	104,822
Global Medical Response, 2020 Term Loan, 6 Month LIBOR +4.25%		5.25	10/2/2025	178,200	[e]	177,710
Hera, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	3.50	9/20/2024	2,000,000	[e]	2,273,801

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Health Care - 7.5% (continued)
Inovie , Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	12/15/2028	1,000,000	[e]	1,138,073
Inula Natural Health Group, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/11/2025	903,382	[e]	1,023,039
IWH UK Midco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/1/2025	1,500,000	[e]	1,708,817
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.34	8/31/2026	605,067	[e]	605,234
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	796,000	[e]	799,733
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.85	3/31/2027	172,348	[e]	172,024
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.35	2/15/2026	301,948	[e]	303,648
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		4.18	6/20/2026	87,202	[e]	87,039
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.01	4/28/2028	59,110	[e]	59,184
Sharp Midco, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.50	12/14/2028	45,266	[e]	45,323
Sirona BidCo, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	12/17/2028	1,000,000	[e]	1,138,927
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	440,391	[e]	440,805
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	384,809	[e]	385,771
					17,888,080
Industrial - 3.5%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	71,251	[e]	69,866
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/22/2028	233,375	[e]	232,383
Polystorm Bidco, Delayed Draw Term Loan, 4 Month EURIBOR +1.00%	EUR	1.00	10/1/2028	113,402	[e,h]	129,547
Polystorm Bidco, Facility Term Loan B-1, 3 Month EURIBOR +4.00%	EUR	4.00	10/1/2028	886,598	[e]	1,012,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Industrial - 3.5% (continued)
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	21,513	[e,h]	21,614
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	171,026	[e]	171,834
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	4,877,506	[e]	4,822,634
Radar Bidco, Initial Term Loan, 6 Month EURIBOR +10.00%	EUR	10.00	12/16/2024	1,109,299	[e]	1,280,302
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.35	3/28/2025	345,569	[e]	340,410
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	263,832	[e]	257,896
					8,339,305
Information Technology - 3.7%
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.40	2/11/2026	130,378	[e]	130,557
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.97	10/2/2025	651,211	[e]	647,955
Boxer Parent, 2021 Replacement EURO Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/2/2025	992,263	[e]	1,131,809
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	5.01	10/5/2024	1,500,000	[e]	2,015,727
Concorde Lux, Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	3/1/2028	1,000,000	[e]	1,143,720
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	152,494	[e]	152,780
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.10	10/16/2026	428,280	[e]	428,012
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.10	2/16/2029	200,000	[e]	200,833
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	169,150	[e]	172,533
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.00	11/4/2028	320,000	[e]	320,520
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		4.50	6/13/2024	721,711	[e]	719,456
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	175,630	[e]	176,454
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	173,478	[e]	172,864

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Information Technology - 3.7% (continued)
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.25	12/1/2027	479,181	[e]	480,527
MedAssets Software Intermediate Holdings, Term Loan, 6 Month LIBOR +4.00%		4.50	12/17/2028	207,215	[e]	207,538
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		7.00	10/15/2029	107,692	[e]	108,581
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.38	5/18/2025	360,834	[e]	360,971
Thoughtworks, Initial Term Loan, 1 Month LIBOR +3.00%		3.50	3/26/2028	58,879	[e]	58,857
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.86	7/3/2026	254,288	[e]	252,699
					8,882,393
Insurance - 3.6%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		5.35	1/15/2029	71,243	[e]	71,043
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		5.35	2/3/2028	1,083,367	[e]	1,088,107
BidCo SB, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	11/16/2028	1,000,000	[e]	1,140,350
Hestia Holding, Facility Term Loan B-1, 3 Month EURIBOR +4.00%	EUR	4.00	6/1/2027	1,000,000	[e]	1,142,843
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.60	2/28/2025	573,208	[e]	572,136
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%		3.85	9/3/2026	769,367	[e]	769,632
Sedgwick Claims Management Services, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	9/3/2026	7,014	[e]	7,034
Selectquote, Initial Term Loan, 6 Month LIBOR +5.00%		5.00	11/5/2024	3,823,529	[e,g]	3,842,647
					8,633,792
Internet Software & Services - 1.7%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%		4.25	2/10/2028	407,950	[e]	405,082
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%		4.97	4/1/2028	129,350	[e]	129,853
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	4.25	4/1/2028	1,990,000	[e]	2,273,239
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%		3.75	8/31/2028	488,687	[e]	487,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Internet Software & Services - 1.7% (continued)
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	170,000	[e]	170,000
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.63	12/21/2025	731,156	[e]	733,287
					4,198,889
Materials - 1.2%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.68	7/31/2025	256,048	[e]	256,688
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		4.25	3/11/2028	208,508	[e]	208,534
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	12/1/2027	78,971	[e]	79,237
IFCO Management GmbH, Facility Term Loan B-1A, 6 Month EURIBOR +3.25%	EUR	3.25	5/31/2026	1,000,000	[e]	1,134,669
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%		4.75	6/28/2028	102,590	[e]	102,761
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%		3.35	4/3/2024	111,253	[e]	109,991
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%		4.50	11/3/2025	335,904	[e]	336,692
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	225,952	[e]	215,666
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	157,734	[e]	157,636
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.50	9/30/2029	240,000	[e]	240,000
					2,841,874
Media - 1.3%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		3.84	3/1/2025	210,672	[e]	210,145
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%		5.75	8/2/2027	755,836	[e]	757,507
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	10/20/2025	1,949,749	[e]	2,190,654
					3,158,306

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Metals & Mining - .0%
American Rock Salt, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.75	6/11/2028	98,047	[e]	97,925
Retailing - .9%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	11/6/2027	253,722	[e]	254,713
Great Outdoors Group, Term Loan B-2, 3 Month LIBOR +3.75%	4.50	3/5/2028	591,465	[e]	592,881
LBM Acquisition, Amendment No. 1 Delayed Draw Term Loan, 1 Month LIBOR +3.75%	4.50	12/18/2027	132,701	[e,h]	131,717
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/18/2027	264,074	[e]	262,114
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	202,159	[e]	200,580
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	125,286	[e]	125,639
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.13	4/12/2026	194,480	[e]	188,381
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	358,516	[e]	359,301
				2,115,326
Semiconductors & Semiconductor Equipment - .5%
Bright Bidco, 2018 Refinancing Term Loan B, 3-6 Month LIBOR +3.50%	4.50	6/30/2024	406,810	[e]	315,257
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%	7.25	4/30/2026	670,360	[e]	657,372
Ultra Clean Holdings, Second Amendment Term Loan B, 3 Month LIBOR +3.75%	3.84	8/27/2025	239,028	[e]	239,626
				1,212,255
Technology Hardware & Equipment - .6%
Access CIG, First Lien Term Loan B, 3 Month LIBOR +3.75%	3.84	2/27/2025	171,426	[e]	170,584
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	723,840	[e]	726,384
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	147,222	[e]	147,739
Marnix SAS, Additional Term Loan B, 3 Month LIBOR +4.00%	4.50	8/2/2028	93,090	[e]	92,974
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.18	8/20/2025	201,082	[e]	197,915
				1,335,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.7% (continued)
Telecommunication Services - .6%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	449,042	[e]	450,084
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	261,868	[e]	262,218
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	4/27/2027	270,264	[e]	272,403
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	161,996	[e]	160,651
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	423,009	[e]	402,594
				1,547,950
Transportation - .2%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.50	7/21/2028	150,534	[e]	150,095
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.50	7/21/2028	55,566	[e]	55,404
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	7.00	12/3/2026	148,729	[e]	150,217
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	5.00	7/26/2028	95,057	[e]	95,433
				451,149
Utilities - .1%
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	299,983	[e]	234,582
Total Floating Rate Loan Interests (cost $109,352,999)			109,598,376
Description			Shares		Value ($)
Common Stocks - .4%
Information Technology - .4%
Skillsoft			104,668	[i]	957,712
Media - .0%
Altice USA, Cl. A			2,500	[i]	40,450
Total Common Stocks (cost $1,158,018)			998,162
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,366,737)	0.07		5,366,737	[j]	5,366,737
Total Investments (cost $332,895,795)			142.0%	341,006,276

Liabilities, Less Cash and Receivables	(42.0%)	(100,933,809)
Net Assets	100.0%	240,072,467

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $212,775,749 or 88.63% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

g The fund held Level 3 securities at December 31, 2021. These securities were valued at $7,483,705 or 3.12% of net assets.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i Non-income producing security.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	127,790,023	-	127,790,023
Corporate Bonds	-	97,252,978	-	97,252,978
Equity Securities - Common Stocks	998,162	-	-	998,162
Floating Rate Loan Interests	-	102,114,671	7,483,705	109,598,376
Investment Companies	5,366,737	-	-	5,366,737
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,108,665)	-	(1,108,665)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Goldman Sachs
United States Dollar	4,848,004	British Pound	3,635,000	1/31/2022	(71,790)
United States Dollar	5,049,964	British Pound	3,820,000	1/24/2022	(120,307)
United States Dollar	16,187,919	Euro	14,315,000	1/31/2022	(119,829)
United States Dollar	98,955,210	Euro	87,575,000	1/24/2022	(796,739)
Gross Unrealized Depreciation					(1,108,665)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2021, accumulated net unrealized appreciation on investments was $8,110,481, consisting of $11,323,440 gross unrealized appreciation and $3,212,959 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.